Commitments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Commitments
40	COMMITMENTS

(a)	Capital commitments
The Group had the following capital commitments relating to property development projects and investments:

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Contracted, but not provided for
Investments	64,866	81,217
Property, plant and equipment	3,941	4,930

Total	68,807	86,147

(b)	Operating lease commitments - as lessee
The future minimum lease payments under
non-cancellable
operating leases are as follows:

As at 31 December 2018 RMB million
Not later than one year	1,049
Later than one year but not later than five years	1,373
Later than five years	52

Total	2,474

The Group adopted IFRS 16 as at the date of 1 January 2019. As a lessee, the Group measured, presented and disclosed its operating lease commitments as at 31 December 2019 based on IFRS 16 and did not restate the comparative information. Please refer to Note 2.1.

(c)	Operating lease commitments - as lessor
The future minimum rentals receivable under
non-cancellable
operating leases are as follows:

	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
Not later than one year	578	530
Later than one year but not later than five years	1,133	1,306
Later than five years	231	300

Total	1,942	2,136